Other assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Other Assets

Other assets by type
	2017	2016
Net defined benefit assets	542	609
Investment properties	65	65
Property development and obtained from foreclosures	137	184
Accrued interest and rents	4,528	5,588
Other accrued assets	753	884
Amounts to be settled	4,097	4,815
Other	2,965	2,577

	13,087	14,722

Schedule of Property Development and Obtained from Foreclosures

Property development and obtained from foreclosures

Property development and obtained from foreclosures
	2017	2016
Property developed	63	109
Property obtained from foreclosures	74	75

	137	184
Gross carrying amount as at 31 December	417	469
Accumulated impairments as at 31 December	–280	–285

Net carrying value	137	184